Document and Entity Information	May 10, 2021
Prospectus:
Document Type	497
Document Period End Date	May 10, 2021
Entity Registrant Name	IndexIQ Active ETF Trust
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 10, 2021
Document Effective Date	May 10, 2021
Prospectus Date	Aug. 28, 2020
IQ MacKay Municipal Insured ETF | IQ MacKay Municipal Insured ETF
Prospectus:
Trading Symbol	MMIN